Derivative Financial Instruments (Gains And Losses For Trading And Risk Management Derivatives (Not Designated As Hedging Instruments)) (Detail) (Not Designated as Hedging Instrument [Member], JPY ¥)
In Billions, unless otherwise specified
	6 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	¥ (128)	¥ (67)
Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	171	34
Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	(189)	(3)
Equity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	(82)	(94)
Commodity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives		(4)
Credit Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	1
Others [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	(29)
Foreign Exchange Gains (Losses)-Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	(191)	(5)
Foreign Exchange Gains (Losses)-Net [Member] | Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives
Foreign Exchange Gains (Losses)-Net [Member] | Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	(189)	(3)
Foreign Exchange Gains (Losses)-Net [Member] | Equity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives
Foreign Exchange Gains (Losses)-Net [Member] | Commodity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives
Foreign Exchange Gains (Losses)-Net [Member] | Credit Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives
Foreign Exchange Gains (Losses)-Net [Member] | Others [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	(2)	(2)
Trading Account Profits (Losses)-Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	63	(62)
Trading Account Profits (Losses)-Net [Member] | Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	171	34
Trading Account Profits (Losses)-Net [Member] | Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives
Trading Account Profits (Losses)-Net [Member] | Equity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	(82)	(94)
Trading Account Profits (Losses)-Net [Member] | Commodity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives		(4)
Trading Account Profits (Losses)-Net [Member] | Credit Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	1
Trading Account Profits (Losses)-Net [Member] | Others [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains and losses recognized for trading and risk management derivatives	¥ (27)	¥ 2